Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenues	$ 46,654,147	$ 61,266,925
Cost of revenue
Cost of revenue	(39,792,626)	(53,087,175)
Gross profit	6,861,521	8,179,750
Operating expenses
Selling and marketing expenses	(3,463,123)	(5,169,780)
General and administrative expenses	(1,904,206)	(2,241,754)
Total operating expenses	(5,367,329)	(7,411,534)
Income from operations	1,494,192	768,216
Other (expenses) income, net
Interest expenses, net	(317,108)	(179,907)
Other expenses, net	(32,811)	(135,425)
Foreign currency exchange gain (loss)	225,537	(174,683)
Total other expenses, net	(124,382)	(490,015)
Income before income taxes	1,369,810	278,201
Income tax (expenses) benefits	(1,537,266)	638,903
Net (loss) income from continuing operations	(167,456)	917,104
Discontinued operations:
Loss before income taxes from operations of discontinued operation	(675,658)	(9,071,761)
Gain on disposal of discontinued operation	4,760,997
Income tax (expenses) benefits	(497,968)	1,818,778
Net income (loss) from discontinued operations	3,587,371	(7,252,983)
Net income (loss)	3,419,915	(6,335,879)
Other comprehensive (loss) income
Foreign currency translation adjustment	(854,774)	202,276
Comprehensive income (loss)	$ 2,565,141	$ (6,133,603)
(Loss) earnings per share from continuing operations – basic (in Dollars per share)	$ 0	$ 0.02
(Loss) earnings per share from continuing operations – diluted (in Dollars per share)	0	0.02
Earnings (loss) per share from discontinued operations – basic (in Dollars per share)	0.07	(0.17)
Earnings (loss) per share from discontinued operations – diluted (in Dollars per share)	0.07	(0.17)
(Loss) earnings per share – basic (in Dollars per share)	0.07	(0.15)
(Loss) earnings per share – diluted (in Dollars per share)	$ 0.07	$ (0.15)
Weighted average shares – basic (in Shares)	49,389,922	41,755,549
Weighted average shares – diluted (in Shares)	49,389,922	41,755,549
Product sales to third parties
Revenues
Revenues	$ 43,777,664	$ 59,662,104
Cost of revenue
Cost of revenue	(38,759,242)	(52,353,959)
Product sales to related parties
Revenues
Revenues		77,193
Cost of revenue
Cost of revenue		(77,193)
Services provided to third parties
Revenues
Revenues	2,876,483	1,527,628
Cost of revenue
Cost of revenue	$ (1,033,384)	$ (656,023)